Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
From share of changes in equities of associates		$ 11	$ 105
Additional paid-in capital	$ 105,150	104,749
Ordinary Share [Member]
IFRS Statement [Line Items]
From ordinary shares	93,341	93,341
Treasury shares [member]
IFRS Statement [Line Items]
From treasury shares	5,025	5,080
Share of Changes in Equities of Associates [Member]
IFRS Statement [Line Items]
From share of changes in equities of associates	150	146
Share Based Compensation [Member]
IFRS Statement [Line Items]
From share-based compensation	$ 6,634	$ 6,182